Amortized Cost and Fair Value Available-For-Sale Fixed Maturity Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale:
Due in one year or less, amortized cost	$ 6,889
Due after one year through five years, amortized cost	167,641
Due after five years through ten years, amortized cost	180,453
Due after ten years, amortized cost	105,583
Mortgage-backed securities and collateralized mortgage obligations, amortized cost	154,728
Total available-for-sale fixed-maturity securities, amortized cost	615,294
Available-for-sale:
Due in one year or less, fair value	6,988
Due after one year through five years, fair value	181,854
Due after five years through ten years, fair value	186,781
Due after ten years, fair value	108,098
Mortgage-backed securities and collateralized mortgage obligations, fair value	162,149
Total available-for-sale fixed-maturity securities, fair value	$ 645,870	$ 711,526